UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Premium Income Municipal Fund, Inc. (NPI)
		July 31, 2005

	Principal		Optional Call		Market
	Amount (000)	Description(1)	Provisions*	Ratings**	Value

$		Alabama - 1.5% (1.0% of Total Investments)
	4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A-	$4,432,644
	5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002, 5.250%,	6/12 at 101.00	A+	5,250,870
		6/01/18
	1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Medical	11/14 at 100.00	Baa1	1,025,500
		Center, Series 2004C, 5.250%, 11/15/29
	3,330	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 - FGIC	3/14 at 100.00	Aaa	3,534,595
		Insured

		Alaska - 1.0% (0.7% of Total Investments)
		Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
	2,000	5.250%, 9/01/17 - FGIC Insured	9/13 at 100.00	AAA	2,204,660
	2,035	5.250%, 9/01/18 - FGIC Insured	9/13 at 100.00	AAA	2,240,250
	5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series	6/10 at 100.00	BBB	5,321,700
		2000, 6.500%, 6/01/31

		Arizona - 1.1% (0.7% of Total Investments)
	5,700	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	1/06 at 101.00	AAA	5,890,950
		Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured
	4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 - AMBAC	6/12 at 100.00	AAA	4,465,686
		Insured

		Arkansas - 0.8% (0.5% of Total Investments)
	480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25 -	12/10 at 100.00	AAA	527,870
		AMBAC Insured
	5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium, Series	9/09 at 100.00	Aaa	5,527,915
		1999, 5.050%, 9/15/20 - AMBAC Insured
	2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series	2/15 at 100.00	BBB	2,011,120
		2005B, 5.000%, 2/01/25 (WI, settling 8/17/05)

		California - 21.6% (14.0% of Total Investments)
	9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	4,676,452
		2004A, 0.000%, 10/01/20 - AMBAC Insured
	2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	2,123,580
		5.000%, 10/01/30 - MBIA Insured
	7,200	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	7,419,384
		Series 2005, 4.750%, 10/01/28 (WI, settling 8/03/05)
		California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health
		System/West, Series 2003A:
	3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,759,385
	7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,094,500
	5,500	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	No Opt. Call	A-	5,789,465
		Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
		California, General Obligation Bonds, Series 2004:
	5,000	5.000%, 4/01/10	No Opt. Call	A	5,347,150
	2,000	5.125%, 2/01/25	2/14 at 100.00	A	2,124,560
	10,000	5.125%, 2/01/26	2/14 at 100.00	A	10,578,800

	4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2	4,581,080
		5/01/15

	4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	4,462,560

	23,725	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	12/05 at 100.00	Aa2	23,754,894
		California Projects, Series 1993A, 5.500%, 6/01/21

	11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 1993E,	No Opt. Call	A-	12,321,300
		5.500%, 6/01/15

	1,640	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	1,725,428
		System, Series 2005A, 5.250%, 7/01/30

	3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	3,823,427
		Series 1996A, 5.300%, 7/01/21

	6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	6,301,740
		Revenue Bonds, Series 2005A, 5.000%, 6/01/35 (WI, settling 8/04/05) - FGIC Insured

	2,350	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	2,499,319
		5.000%, 8/01/26 - FGIC Insured

	5,120	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	5,458,278
		Series 2005A, 5.000%, 8/01/24 - FSA Insured

		Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1:
	5,000	5.000%, 7/01/19 - FGIC Insured	7/15 at 100.00	AAA	5,408,150
	6,865	5.000%, 7/01/25 - FGIC Insured	7/15 at 100.00	AAA	7,332,575

	1,120	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16	No Opt. Call	AAA	1,547,078

	4,750	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	8/14 at 100.00	AAA	5,236,495
		5.000%, 8/01/20 (Pre-refunded to 8/01/14) - FGIC Insured

		Peralta Community College District, Alameda County, California, General Obligation Bonds, Series
		2005D:
	1,560	5.000%, 8/01/19 - FSA Insured	8/13 at 102.00	AAA	1,688,263
	1,640	5.000%, 8/01/20 - FSA Insured	8/13 at 102.00	AAA	1,767,822
	1,720	5.000%, 8/01/21 - FSA Insured	8/13 at 102.00	AAA	1,848,192
	1,805	5.000%, 8/01/22 - FSA Insured	8/13 at 102.00	AAA	1,933,408
	1,900	5.000%, 8/01/23 - FSA Insured	8/13 at 102.00	AAA	2,031,936

	20,000	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	26,509,400
		Bonds, Series 1990A, 7.600%, 5/01/23

	5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	5,406,900
		Center, Series 2004, 5.875%, 7/01/26

	2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series 2002,	7/12 at 100.00	AAA	2,095,060
		5.000%, 7/15/27 - FGIC Insured

	3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	AAA	3,932,656
		8/15/22 - MBIA Insured

		San Bernardino Joint Powers Financing Authority, California, Tax Allocation Refunding Bonds,
		Multiple Projects, Series 1995A:
	6,675	5.750%, 10/01/15 - FSA Insured	10/05 at 102.00	AAA	6,841,207
	10,000	5.750%, 10/01/25 - FSA Insured	10/05 at 102.00	AAA	10,242,600

	3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 - MBIA	9/14 at 100.00	AAA	3,675,875
		Insured

		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
		Refunding Bonds, Series 1997A:
	10,000	0.000%, 1/15/31 - MBIA Insured	No Opt. Call	AAA	2,918,400
	24,025	0.000%, 1/15/36 - MBIA Insured	No Opt. Call	AAA	5,343,881

		Colorado - 4.7% (3.1% of Total Investments)
	2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series 2004,	12/14 at 100.00	AAA	2,682,025
		5.000%, 12/01/21 - FGIC Insured
	1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%,	9/14 at 100.00	Baa1	1,017,120
		9/01/25
	960	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2, 7.250%,	4/10 at 105.00	AA	986,112
		10/01/31 (Alternative Minimum Tax)
	615	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2, 7.000%,	5/07 at 105.00	Aa2	621,212
		5/01/26 (Alternative Minimum Tax)
	425	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2, 6.875%,	11/07 at 105.00	Aa2	428,995
		11/01/28 (Alternative Minimum Tax)
	9,450	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	11,047,428
		(Alternative Minimum Tax)
	19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18 - FSA	3/11 at 100.00	AAA	21,694,129
		Insured
	8,315	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/05 at 100.00	N/R	7,264,899
		Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax) #
	136	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	138,621
		1992A-2, 8.750%, 6/01/11

		Connecticut - 0.2% (0.1% of Total Investments)
	1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,229,748

		District of Columbia - 4.5% (2.9% of Total Investments)
	9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 - MBIA Insured	No Opt. Call	AAA	11,503,046
	9,335	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/05 at 102.00	AAA	9,625,132
		Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
	10,350	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 1997A,	8/07 at 102.00	AAA	10,937,156
		5.375%, 2/15/27 - AMBAC Insured
		District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
	14,105	0.000%, 4/01/24 - MBIA Insured	4/11 at 47.66	AAA	5,163,276
	7,625	0.000%, 4/01/25 - MBIA Insured	4/11 at 44.82	AAA	2,621,323
	16,665	0.000%, 4/01/32 - MBIA Insured	4/11 at 29.23	AAA	3,699,963

		Florida - 2.8% (1.8% of Total Investments)
	8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	8,715,680
		2003A, 5.375%, 10/01/16 (Alternative Minimum Tax) - MBIA Insured
	5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	6,062,634
		Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
		Minimum Tax)
	5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	5,497,100
		System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30
	4,000	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/29 -	8/14 at 100.00	Aaa	4,214,880
		AMBAC Insured
	2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/22 -	8/15 at 100.00	Aaa	2,527,903
		FSA Insured

		Georgia - 1.9% (1.2% of Total Investments)
	2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	2,854,084
		Building, Series 2004, 5.250%, 5/01/24 - MBIA Insured
	6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%,	1/14 at 100.00	AAA	6,552,067
		1/01/20 - FSA Insured
	4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,821,413
		1992P, 6.250%, 7/01/20 - AMBAC Insured

	2,750	Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage Revenue Refunding Bonds,	5/08 at 103.00	Aaa	2,912,718
		Plantation Oak Project, Series 2000, 6.350%, 11/20/39

		Hawaii - 1.1% (0.7% of Total Investments)

	10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	10,972,100

		Idaho - 0.6% (0.4% of Total Investments)

	5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%, 9/01/25	9/10 at 100.00	Aaa	5,364,650
		(Alternative Minimum Tax) - FGIC Insured

		Illinois - 9.4% (6.1% of Total Investments)

	9,220	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	9,754,668
		Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
		Revenues, Series 1998B-1:
	8,890	0.000%, 12/01/16 - FGIC Insured	No Opt. Call	AAA	5,457,393
	10,000	0.000%, 12/01/20 - FGIC Insured	No Opt. Call	AAA	5,015,300
	9,900	0.000%, 12/01/24 - FGIC Insured	No Opt. Call	AAA	4,008,609

		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
		Revenues, Series 1999A:
	15,000	0.000%, 12/01/21 - FGIC Insured	No Opt. Call	AAA	7,134,750
	10,000	0.000%, 12/01/23 - FGIC Insured	No Opt. Call	AAA	4,265,800

	9,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	3,812,310
		Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13) #

	255	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1996A,	3/06 at 105.00	Aaa	256,051
		7.000%, 9/01/27 (Alternative Minimum Tax)

	555	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1997B,	9/07 at 105.00	Aaa	557,287
		6.950%, 9/01/28 (Alternative Minimum Tax)

	8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois Power	8/05 at 101.00	AAA	8,848,114
		Company, Series 1994A, 5.700%, 2/01/24 - MBIA Insured

		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
	1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,047,620
	3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,134,010

	9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%,	8/07 at 101.00	AAA	10,242,260
		8/01/27 - AMBAC Insured

	3,905	Kane County School District 131 - Aurora East, Illinois, General Obligation Bonds, Series 2005A,	6/15 at 100.00	AAA	4,152,811
		5.000%, 6/01/24 - FGIC Insured

	10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	6,659,231
		Project, Series 1992A, 0.000%, 6/15/15 - FGIC Insured

	9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	10,007,760
		Project, Series 1999A, 5.500%, 12/15/24 - FGIC Insured

	3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality	No Opt. Call	AAA	4,014,060
		Facility, Series 1996A, 7.000%, 7/01/26

	3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	3,322,650
		Hospital, Series 2001, 6.625%, 12/01/31

		Indiana - 2.1% (1.4% of Total Investments)

		Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
	1,910	5.000%, 8/01/21 - FSA Insured	8/14 at 100.00	AAA	2,024,333
	2,005	5.000%, 8/01/22 - FSA Insured	8/14 at 100.00	AAA	2,120,388

	7,070	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	7,866,365
		(Pre-refunded to 6/01/13) - FSA Insured
	7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and Remodeling	1/12 at 101.00	AA-	8,808,494
		Building Corporation, Series 2000, 5.750%, 1/15/20

		Iowa - 1.4% (0.9% of Total Investments)
		Des Moines, Iowa, General Obligation Bonds, Series 2000D:
	1,215	5.750%, 6/01/17 - MBIA Insured	6/08 at 100.00	AAA	1,297,195
	1,410	5.800%, 6/01/18 - MBIA Insured	6/08 at 100.00	AAA	1,506,486
	3,000	Iowa Financing Authority, Private College Revenue Refunding Bonds, Drake University Project, Series	12/05 at 102.00	AAA	3,083,970
		1996, 5.400%, 12/01/16 - MBIA Insured
	4,365	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel Corporation,	No Opt. Call	AAA	5,544,554
		Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax)
	2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,160,700
		7/01/25

		Kansas - 1.0% (0.7% of Total Investments)
	6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AA+	6,416,520
	3,440	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	6/08 at 105.00	Aaa	3,598,206
		Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

		Kentucky - 0.8% (0.5% of Total Investments)
	3,770	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	4,026,775
		Series 2005B, 5.000%, 7/01/24 - AMBAC Insured
		Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
		Series 2004:
	1,210	5.000%, 6/01/19 - AMBAC Insured	6/14 at 100.00	Aaa	1,298,814
	1,270	5.000%, 6/01/20 - AMBAC Insured	6/14 at 100.00	Aaa	1,359,319
	1,335	5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	Aaa	1,425,820

		Louisiana - 2.0% (1.3% of Total Investments)
	2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,201,923
		Bonds, Series 2002, 5.250%, 12/01/19 - AMBAC Insured
	705	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	728,279
		12/01/31 (Alternative Minimum Tax)
	7,195	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	9,184,489
		Corporation Project, Series 1994, 11.000%, 2/01/14
		Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
	1,200	5.000%, 5/01/25 - FGIC Insured	5/15 at 100.00	AAA	1,277,604
	2,210	5.000%, 5/01/26 - FGIC Insured	5/15 at 100.00	AAA	2,349,274
	2,500	5.000%, 5/01/27 - FGIC Insured	5/15 at 100.00	AAA	2,655,500

		Maryland - 0.4% (0.3% of Total Investments)
	3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,794,760
		Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

		Massachusetts - 8.8% (5.7% of Total Investments)
		Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
	7,900	5.250%, 7/01/30 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	8,607,524
	2,100	5.250%, 7/01/30	7/10 at 100.00	AAA	2,248,113
	6,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000B, 6.000%, 6/01/16	6/10 at 100.00	AAA	6,732,420
		(Pre-refunded to 6/01/10)
	4,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/22 (Pre-refunded to 10/01/13)	10/13 at 100.00	AA***	4,414,320
		Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
	11,400	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	12,541,254
	1,850	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	$2,035,204

	2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	2,897,009
		Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

	14,750	Massachusetts Industrial Finance Agency, General Obligation Bonds, Suffolk University, Series 1997,	7/07 at 102.00	AAA	15,682,348
		5.250%, 7/01/27 (Pre-refunded to 7/01/07) - AMBAC Insured

	8,750	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.850%,	1/11 at 100.00	AAA	9,178,138
		7/01/35 (Alternative Minimum Tax)- AMBAC Insured

	6,540	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%,	8/15 at 100.00	AAA	7,012,123
		8/15/22 (WI, settling 8/17/05) - FSA Insured

		Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
	7,000	5.250%, 1/01/22 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	7,744,100
	3,820	5.250%, 1/01/24 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	4,226,066

	1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25 -	8/17 at 100.00	AAA	1,664,520
		MBIA Insured

		Michigan - 4.5% (2.8% of Total Investments)

		Detroit, Michigan, General Obligation Bonds, Series 2003A:
	3,565	5.250%, 4/01/22 - XLCA Insured	4/13 at 100.00	AAA	3,811,769
	1,275	5.250%, 4/01/23 - XLCA Insured	4/13 at 100.00	AAA	1,362,389

		Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, Unlimited Tax General Obligation
		School Building and Site Refunding Bonds, Series 1997:
	6,580	5.150%, 5/01/22 (Pre-refunded to 5/01/08) - FGIC Insured	5/08 at 100.00	AAA	6,953,876
	3,930	5.150%, 5/01/22 - FGIC Insured	5/08 at 100.00	AAA	4,103,117

	3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	3,230,100
		6.000%, 7/01/35

	10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	10,617,900
		5.000%, 10/15/23 - MBIA Insured

	6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue Refunding	7/07 at 102.00	AAA	6,792,984
		Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29

	6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%,	12/12 at 100.00	AAA	6,936,089
		12/01/19 (Alternative Minimum Tax)- FGIC Insured

		Minnesota - 5.0% (3.3% of Total Investments)

	13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	13,857,071

	2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine	2/14 at 100.00	A-	2,116,420
		Health System - St. Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22

		Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
		Project, Series 2001A:
	1,000	6.150%, 8/20/31	8/11 at 105.00	A1	1,090,730
	2,000	6.200%, 2/20/43	8/11 at 105.00	A1	2,173,560

	295	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities Program	11/05 at 101.00	AAA	296,714
		Single Family Mortgage Revenue Bonds, Series 1994, 7.500%, 11/01/27 (Alternative Minimum Tax)

	3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/08 at 101.00	AAA	3,124,020
		1998A, 5.000%, 1/01/22 - AMBAC Insured

	1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,614,045

	700	Minnesota Higher Education Facilities Authority, St. John's University Revenue Bonds, Series	10/15 at 100.00	A2	738,654
		2005-6G, 5.000%, 10/01/22 (WI, settling 8/18/05)

	90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview	11/07 at 102.00	AAA	96,312
		Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 - MBIA Insured

	18,990	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic	11/15 at 103.00	AAA	23,821,436
		Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

		Mississippi - 0.5% (0.3% of Total Investments)
	4,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	4,408,679
		Healthcare, Series 2004B-1, 5.000%, 9/01/24

		Missouri - 2.5% (1.6% of Total Investments)
	2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services -	2/14 at 100.00	N/R	2,078,520
		Heisinger Project, Series 2004, 5.250%, 2/01/24
	1,130	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	1,134,712
		Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)
		Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series
		2001A:
	3,000	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	3,236,700
	4,150	5.250%, 6/01/28 (Pre-refunded to 6/01/11) - AMBAC Insured	6/11 at 101.00	AAA	4,573,923
	4,220	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/09 at 103.00	AAA	4,280,979
		Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)
	8,500	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding Bonds,	No Opt. Call	AAA	9,131,125
		Series 1994A, 7.800%, 3/01/08 - FGIC Insured

		Nebraska - 0.9% (0.6% of Total Investments)
	4,060	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/23	9/12 at 100.00	AA	4,293,694
	4,410	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B, 5.000%,	11/13 at 100.00	Aa2	4,612,198
		7/01/33

		Nevada - 5.8% (3.8% of Total Investments)
	15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	6/11 at 100.00	AAA	16,063,650
		2001, 5.250%, 6/01/26 - FGIC Insured
	12,810	Clark County School District, Nevada, General Obligation Bonds, Series 2001F, 5.500%, 6/15/18	12/11 at 100.00	AAA	14,300,572
		(Pre-refunded to 12/15/11) - FSA Insured
	10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,656,910
		(Pre-refunded to 6/15/12) - MBIA Insured
		Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
		Project, First Tier, Series 2000:
	6,425	0.000%, 1/01/29 - AMBAC Insured	No Opt. Call	AAA	2,061,847
	12,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	12,722,160

		New Hampshire - 0.3% (0.2% of Total Investments)
	2,170	New Hampshire Housing Finance Agency, Single Family Residential Mortgage Bonds, Series 1993B,	1/06 at 100.00	Aa2	2,211,729
		6.050%, 7/01/25
	570	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	7/06 at 102.00	Aa2	587,168
		1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)

		New Jersey - 8.4% (5.5% of Total Investments)
	10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project,	1/10 at 100.00	AAA	11,021,986
		Series 1999B, 5.625%, 1/01/26 - FSA Insured
		Essex County, New Jersey, General Obligation Bonds, Series 2005A:
	3,065	5.000%, 5/01/24 - MBIA Insured	5/15 at 100.00	Aaa	3,275,872
	3,030	5.000%, 5/01/25 - MBIA Insured	5/15 at 100.00	Aaa	3,238,464
	10,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue Bonds,	10/10 at 100.00	Aaa	11,311,700
		County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10) -
		FGIC Insured
	500	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Baa3	508,815
		Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2005A,	7/15 at 100.00	AAA	1,605,945
		5.000%, 7/01/30

	5,315	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U,	10/07 at 101.50	AAA	5,503,364
		5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
	5,000	5.500%, 6/15/19 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	5,664,350
	5,410	5.500%, 6/15/20 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	6,128,827
	9,250	5.500%, 6/15/23 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	10,479,048

	6,630	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 - FSA Insured	1/15 at 100.00	AAA	7,062,939

	2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	2,675,250

		New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
	3,915	6.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	4,593,861
	7,585	6.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	8,888,179

		New Mexico - 0.8% (0.6% of Total Investments)

	1,190	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	1,253,486
		6.850%, 9/01/31 (Alternative Minimum Tax)

	5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997,	No Opt. Call	AAA	6,976,559
		6.000%, 2/01/27 - FSA Insured

		New York - 15.9% (10.4% of Total Investments)

	14,580	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	A-	15,324,455
		5.250%, 12/01/26

	3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	3,243,840
		2002A, 5.125%, 11/15/21 - FGIC Insured

	4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,776,840
		5.000%, 11/15/30 - AMBAC Insured

	2,000	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000, 6.500%,	6/10 at 101.00	BBB	2,148,900
		6/01/35

	8,270	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/14	No Opt. Call	A+	8,956,575

	5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	A+	5,445,700

	12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A+	13,425,250

	6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	6,485,820

	7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	A+	8,367,711

	1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	1,334,800
		Fiscal Series 2005C, 5.000%, 6/15/25 - MBIA Insured

	10,370	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/06 at 101.00	AAA	10,737,202
		Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

		New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Jewish
		Appeal - Federation of Jewish Philanthropies of New York Inc., Series 2004A:
	2,185	5.250%, 7/01/20	7/14 at 100.00	Aa2	2,395,066
	2,050	5.250%, 7/01/21	7/14 at 100.00	Aa2	2,241,286
	2,420	5.250%, 7/01/22	4/14 at 100.00	Aa2	2,634,606
	1,370	5.250%, 7/01/24	4/14 at 100.00	Aa2	1,489,354

	1,145	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,220,570
		Improvements, Series 2005B, 5.000%, 2/15/24 - AMBAC Insured

	3,500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	3,728,165
		Improvements, Series 2005D, 5.000%, 2/15/23 - FGIC Insured

		Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2004A:
	1,025	5.250%, 7/01/20	7/14 at 100.00	A+	1,111,110
	1,000	5.250%, 7/01/22	7/14 at 100.00	A+	1,081,680
	500	5.250%, 7/01/24	7/14 at 100.00	A+	539,680
	840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 1996,	7/06 at 102.00	AAA	878,010
		5.500%, 7/01/25 (Pre-refunded to 7/01/06) - MBIA Insured

	1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	2,153,323
		Community Colleges, Series 2004B, 5.250%, 7/01/20

	2,730	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home	8/05 at 101.00	AAA	2,749,055
		Mortgage Revenue Bonds, Series 1993B, 5.500%, 2/15/22

	6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,842,497
		2004A-1, 5.000%, 3/15/26 - FGIC Insured

	14,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	15,238,160
		Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

	5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fifth	3/14 at 101.00	AAA	5,308,600
		Series 2004, 5.000%, 9/15/28 - XLCA Insured

		New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
		Government Assistance Corporation, Series 2004A:
	4,825	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	5,176,115
	1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,783,515

	7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	8,079,024
		Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

	9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series	11/12 at 100.00	Aa2	10,035,471
		2002B, 5.000%, 11/15/22

		North Carolina - 1.0% (0.7% of Total Investments)

		Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series
		2003G:
	5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,220,784
	3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,734,374

		North Dakota - 1.2% (0.8% of Total Investments)

	9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	AA	11,315,301
		1990, 7.625%, 2/15/20 - RAAI Insured

		Ohio - 1.8% (1.2% of Total Investments)

	4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children's Hospital Project, Series	5/11 at 101.00	Aaa	4,673,075
		2001, 5.500%, 5/01/28 - AMBAC Insured

	2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,985,064

	2,000	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A-	2,181,840
		Obligated Group, Series 2000A, 6.125%, 11/15/16

	7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity Health	10/10 at 100.00	A3	7,752,990
		System, Series 2000, 6.500%, 10/01/30

		Oregon - 1.0% (0.6% of Total Investments)

	2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%,	11/14 at 100.00	AA+	2,683,300
		11/15/21

		Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
	2,060	5.000%, 5/01/24 - FSA Insured	5/15 at 100.00	AAA	2,188,132
	4,220	5.000%, 5/01/30 - FSA Insured	5/15 at 100.00	AAA	4,447,922

		Pennsylvania - 5.5% (3.6% of Total Investments)

		Chester County, Pennsylvania, General Obligation Bonds, Series 2005:
	1,000	5.000%, 11/15/23	5/15 at 100.00	Aa1	1,069,030
	2,440	5.000%, 11/15/24	5/15 at 100.00	Aa1	2,604,358

		Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall College,
		Series 2003C:
	1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,457,438
	1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,118,368

		Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,
		Series 2005:
	4,000	5.000%, 8/15/25 - MBIA Insured	8/15 at 100.00	Aaa	4,268,400
	2,000	5.000%, 8/15/26 - MBIA Insured	8/15 at 100.00	Aaa	2,130,820
	3,300	5.000%, 8/15/27 - MBIA Insured	8/15 at 100.00	Aaa	3,513,081

	1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,059,710

		Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
	4,505	5.000%, 9/01/21 - FSA Insured	9/14 at 100.00	AAA	4,766,065
	4,735	5.000%, 9/01/22 - FSA Insured	9/14 at 100.00	AAA	4,998,408

	8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds,	4/08 at 103.00	N/R	8,406,093
		Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)

	2,000	Pittsburgh Water and Sewerage Authority, Pennsylvania, First Lien Water and Sewerage System Revenue	9/15 at 100.00	AAA	2,114,380
		Bonds, Series 2005, 5.000%, 9/01/29 - MBIA Insured

	14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	15,268,120
		District, Series 2003, 5.250%, 6/01/24 - FSA Insured

		Puerto Rico - 0.2% (0.1% of Total Investments)

	1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 - XLCA	7/15 at 100.00	AAA	1,592,130
		Insured

		South Carolina - 6.6% (4.3% of Total Investments)

	8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	9,124,361
		Series 2004, 5.250%, 12/01/24

		Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
	5,090	5.250%, 12/01/18	12/13 at 100.00	AA-	5,484,730
	3,595	5.250%, 12/01/20	12/13 at 100.00	AA-	3,855,422
	1,865	5.250%, 12/01/21	12/13 at 100.00	AA-	1,996,035

		Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
	1,805	6.000%, 5/01/19	5/14 at 100.00	A	2,018,676
	2,400	5.500%, 5/01/24	5/14 at 100.00	A	2,549,616

	15,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+	16,643,400
		Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34

		Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed
		Bonds, Series 2001B:
	8,915	6.000%, 5/15/22	5/11 at 101.00	BBB	9,505,886
	7,500	6.375%, 5/15/28	5/11 at 101.00	BBB	8,066,925
	4,150	6.375%, 5/15/30	No Opt. Call	BBB	4,864,713

		South Dakota - 0.2% (0.1% of Total Investments)

	2,045	South Dakota State University, Revenue Bonds, Housing and Auxiliary Facilities, Series 2004,	4/14 at 100.00	AAA	2,185,001
		5.000%, 4/01/20 - MBIA Insured

		Tennessee - 0.4% (0.3% of Total Investments)

	3,795	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34	7/13 at 100.00	AA	3,900,767
		(Alternative Minimum Tax)

		Texas - 12.5% (8.1% of Total Investments)

	10,205	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/05 at 100.00	CCC	9,175,316
		1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

	3,289	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue Bonds,	12/10 at 105.00	Aaa	3,674,142
		Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

	2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,	10/13 at 101.00	Baa2	2,403,313
		Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (a)
	175	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	194,201
		Schoolhouse and Refunding Bonds, Series 2000, 6.000%, 2/15/16

	795	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	822,976
		Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)

	4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B,	11/11 at 100.00	AAA	4,192,720
		5.250%, 11/15/40 - MBIA Insured

		Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
	2,335	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	2,512,040
	5,145	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	5,669,584

	19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/15 -	8/10 at 100.00	AAA	21,248,066
		MBIA Insured

	6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 - FSA	3/11 at 100.00	AAA	6,570,660
		Insured

	9,250	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	9,975,478
		Insured

	5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	5,395,750
		MBIA Insured

	3,400	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AAA	3,703,144
		5.250%, 5/15/24 - AMBAC Insured

	1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	1,640,345
		Corporation, Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

	4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/10 at 101.00	A+	4,406,400
		Health System - Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30

	10,810	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage Loan	12/10 at 105.00	Aaa	12,321,346
		Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing Center,
		Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32

	5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999,	3/13 at 100.00	AAA	5,473,900
		5.250%, 3/01/17 - FSA Insured

	10,000	Texas A&M University, Financing System Revenue Bonds, Series 1999, 5.550%, 5/15/29 (Pre-refunded	5/09 at 100.00	AAA	10,857,100
		to 5/15/09) - MBIA Insured

	25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A,	No Opt. Call	AAA	10,301,500
		0.000%, 8/15/24 - AMBAC Insured

		Utah - 0.2% (0.1% of Total Investments)

	1,595	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	7/07 at 101.50	Aaa	1,644,429
		(Alternative Minimum Tax)

		Vermont - 0.0% (0.0% of Total Investments)

	435	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1997-9, 5.900%, 5/01/29	6/07 at 101.50	AAA	449,451
		(Alternative Minimum Tax) - MBIA Insured

		Virginia - 0.5% (0.3% of Total Investments)

	4,870	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	5,162,200
		Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

		Washington - 7.3% (4.7% of Total Investments)

		Public Utility District 1, Chelan County, Washington, Revenue Bonds, Chelan Hydro Consolidated
		System, Series 1997A:
	11,820	5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09) (Mandatory put 7/01/24)	7/07 at 102.00	AA	12,263,250
	8,000	5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09) (Mandatory put 7/01/27)	7/07 at 102.00	AA	8,296,560

	2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	2,807,950
		Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured
	3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	Aaa	3,453,094
		5.375%, 12/01/20 - MBIA Insured
	5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	5,355,300
		12/01/26 - MBIA Insured
	11,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 - FGIC Insured	No Opt. Call	AAA	5,765,320
	4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	5,007,210
		1998, 5.125%, 11/15/22 - AMBAC Insured
	9,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1998A,	7/08 at 102.00	Aaa	9,567,990
		5.000%, 7/01/12
	9,350	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1997A,	7/07 at 102.00	Aaa	9,885,662
		5.250%, 7/01/15
	7,775	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1998A,	7/08 at 102.00	Aaa	8,264,431
		5.125%, 7/01/18

		West Virginia - 0.1% (0.1% of Total Investments)
	1,255	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C, 5.000%,	10/14 at 100.00	AAA	1,333,161
		10/01/25 - FGIC Insured

		Wisconsin - 2.9% (1.9% of Total Investments)
		Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
	1,000	5.125%, 8/01/22 - AMBAC Insured	8/13 at 100.00	AAA	1,066,330
	1,345	5.125%, 8/01/23 - AMBAC Insured	8/13 at 100.00	AAA	1,432,317
		Wisconsin, General Obligation Bonds, Series 2004-3:
	1,720	5.250%, 5/01/19 - FGIC Insured	5/14 at 100.00	AAA	1,880,717
	1,265	5.250%, 5/01/21 - FGIC Insured	5/14 at 100.00	AAA	1,379,293
	1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc.,	7/11 at 100.00	A-	1,072,890
		Series 2001, 6.000%, 7/01/21
	2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series	10/11 at 100.00	BBB	2,355,542
		2001, 6.125%, 10/01/16
	2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	2,083,680
		Inc., Series 2003A, 5.250%, 8/15/25
	9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,977,490
		Series 2003, 6.400%, 4/15/33
	6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	6,569,961
		Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22

	$1,503,845	Total Long-Term Investments (cost $1,415,240,553) - 153.7%			1,494,163,666

		Other Assets Less Liabilities - 0.3%			3,090,208

		Preferred Shares, at Liquidation Value - (54.0)%			(525,000,000)

		Net Assets Applicable to Common Shares - 100%			$972,253,874

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otheriwse noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $1,414,217,702.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$88,546,350
Depreciation	(8,600,386)

Net unrealized appreciation of investments	$$79,945,964

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.